Quarterly Report
October 31, 2020
MFS®  Emerging Markets
Debt Fund
EMD-Q1

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Bonds – 90.1%
Angola – 0.3%
Republic of Angola, 9.5%, 11/12/2025	$6,095,000	$5,211,859
Republic of Angola, 8%, 11/26/2029 (n)	2,988,000	2,297,001
Republic of Angola, 8%, 11/26/2029	4,771,000	3,667,668
Republic of Angola, 9.375%, 5/08/2048	7,753,000	5,921,741
Republic of Angola, 9.125%, 11/26/2049 (n)	1,391,000	1,056,337
Republic of Angola, 9.125%, 11/26/2049	3,300,000	2,506,046
		$20,660,652
Argentina – 0.9%
Province of Cordoba, 7.45%, 9/01/2024 (n)	$4,502,000	$2,341,085
Province of Cordoba, 7.45%, 9/01/2024	7,191,000	3,739,392
Province of Santa Fe, 7%, 3/23/2023 (n)	12,978,000	7,790,856
Province of Santa Fe, 7%, 3/23/2023	300,000	180,094
Republic of Argentina, 1%, 7/09/2029	4,738,402	1,942,745
Republic of Argentina, 0.125%, 7/09/2030	38,470,548	14,118,691
Republic of Argentina, 0.125%, 7/09/2035	71,417,549	23,353,538
Republic of Argentina, 0.125%, 7/09/2041	28,998,000	9,801,614
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)	13,021,612	4,459,902
		$67,727,917
Azerbaijan – 1.3%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	$23,550,000	$26,809,932
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026	36,619,000	41,688,022
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	25,873,000	30,642,946
		$99,140,900
Bahamas – 0.1%
Commonwealth of Bahamas, 6%, 11/21/2028	$11,735,000	$10,150,775
Bermuda – 0.5%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$19,032,000	$19,531,590
Government of Bermuda, 3.375%, 8/20/2050 (n)	16,284,000	17,016,780
		$36,548,370
Brazil – 2.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,080,000	$1,118,880
Aegea Finance S.à r.l., 5.75%, 10/10/2024	19,006,000	19,690,216
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)	5,982,000	6,079,208
BRF S.A., 4.875%, 1/24/2030 (n)	3,821,000	3,826,808
BRF S.A., 4.875%, 1/24/2030	2,529,000	2,532,844
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)	5,321,000	5,986,125
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	10,465,000	10,459,872
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)	9,529,000	9,648,112
Federative Republic of Brazil, 4.5%, 5/30/2029	9,831,000	10,535,096
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)	5,826,000	5,763,429
Marb Bondco PLC, 6.875%, 1/19/2025	3,969,000	4,101,168
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	4,602,661	4,630,323
MV24 Capital B.V., 6.748%, 6/01/2034	3,873,256	3,896,534
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.6%, 1/03/2031	18,479,000	19,945,309
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	5,471,000	6,191,202
Petrobras International Finance Co. (Federative Republic of Brazil), 6.75%, 1/27/2041	5,560,000	6,185,556
Rede D'Or Finance S.à r.l., 4.95%, 1/17/2028	2,504,000	2,577,267
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)	12,240,000	12,041,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	$18,968,000	$19,845,460
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)	10,699,000	11,207,202
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	15,903,000	16,062,030
		$182,323,741
Chile – 2.9%
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$14,693,000	$14,799,524
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079	5,419,000	5,458,288
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)	10,345,000	10,344,972
Banco del Estado de Chile, 3.875%, 2/08/2022	5,423,000	5,598,429
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	15,334,000	16,120,021
Banco del Estado de Chile, 2.704%, 1/09/2025	7,798,000	8,197,725
E.CL S.A., 4.5%, 1/29/2025	11,498,000	12,652,756
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024	12,668,000	13,643,673
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	3,235,000	3,484,156
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)	9,346,000	9,865,967
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	7,310,000	7,716,694
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	9,183,000	10,521,338
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,831,000	4,215,751
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	18,782,000	19,937,093
Transelec S.A., 4.625%, 7/26/2023 (n)	10,596,000	11,417,296
Transelec S.A., 4.25%, 1/14/2025 (n)	2,729,000	2,960,965
Transelec S.A., 4.25%, 1/14/2025	9,486,000	10,292,310
Transelec S.A., 3.875%, 1/12/2029 (n)	3,436,000	3,787,331
Transelec S.A., 3.875%, 1/12/2029	10,891,000	12,004,605
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)	8,881,000	9,391,657
VTR Finance B.V., 6.375%, 7/15/2028	2,700,000	2,882,250
VTR Finance N.V., 6.375%, 7/15/2028 (n)	15,439,000	16,481,132
		$211,773,933
China – 5.3%
Avi Funding Co. Ltd. (People's Republic of China), 3.8%, 9/16/2025 (n)	$8,408,000	$9,457,066
Baidu, Inc., 3.075%, 4/07/2025	6,070,000	6,437,296
Bank of China, 5%, 11/13/2024	11,694,000	12,979,288
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	15,295,000	16,165,653
CDBL Funding 1 Co. (People's Republic of China), 4.25%, 12/02/2024	9,813,000	10,722,861
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	17,311,000	18,473,586
China Development Bank, 2.125%, 6/01/2021	1,020,000	1,027,477
China Development Bank (Hong Kong), FLR, 0.948% (LIBOR - 3mo. + 0.7%), 3/06/2022	3,688,000	3,690,803
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	13,681,000	14,964,203
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	6,151,000	7,182,092
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,918,920
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	16,420,000	18,471,169
JD.com, Inc., 3.375%, 1/14/2030	10,532,000	11,352,513
Meituan, 2.125%, 10/28/2025 (n)	11,141,000	11,151,897
Meituan, 3.05%, 10/28/2030 (n)	18,844,000	18,883,416
Prosus N.V., 3.68%, 1/21/2030 (n)	1,259,000	1,370,081
Prosus N.V., 3.68%, 1/21/2030	6,209,000	6,756,817
Prosus N.V., 4.027%, 8/03/2050 (n)	14,332,000	14,631,892
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023	3,974,000	4,156,804
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)	5,953,000	6,211,021
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)	12,030,000	12,350,479
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)	1,712,000	1,905,216
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	51,652,000	57,481,437
Sunac China Holdings Ltd., 7.95%, 10/11/2023	7,165,000	7,275,573

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Sunac China Holdings Ltd., 7.5%, 2/01/2024		$7,516,000	$7,519,274
Tencent Holdings Ltd., 3.595%, 1/19/2028		9,700,000	10,603,801
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		27,217,000	27,553,262
Three Gorges Finance Co. Ltd., 1.3%, 9/22/2025 (n)		18,688,000	18,561,752
Three Gorges Finance I (Cayman Islands) Ltd., 2.15%, 9/22/2030 (n)		33,314,000	33,078,115
Weibo Corp., 3.375%, 7/08/2030		17,983,000	18,036,484
			$394,370,248
Colombia – 2.8%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$11,678,000	$12,612,357
AI Candelaria Spain SLU, 7.5%, 12/15/2028		10,144,000	10,955,621
Ecopetrol S.A., 6.875%, 4/29/2030		20,990,000	25,238,376
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		2,238,000	2,297,396
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		16,433,000	16,782,366
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031		2,100,000	2,144,646
GeoPark Ltd., 5.5%, 1/17/2027		12,959,000	11,404,050
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		12,970,000	12,626,295
Millicom International Cellular S.A., 6.625%, 10/15/2026		9,459,000	10,192,072
Millicom International Cellular S.A., 5.125%, 1/15/2028		7,161,000	7,519,050
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		7,657,000	7,771,855
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		18,321,000	18,550,196
Republic of Colombia, 4%, 2/26/2024		5,378,000	5,729,721
Republic of Colombia, 4.5%, 1/28/2026		33,435,000	37,029,597
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		23,899,000	25,954,314
			$206,807,912
Costa Rica – 0.1%
Republic of Costa Rica, 7%, 4/04/2044		$5,175,000	$4,049,438
Republic of Costa Rica, 7.158%, 3/12/2045		4,288,000	3,398,240
			$7,447,678
Cote d'Ivoire – 0.9%
Republic of Cote d'Ivoire, 6.375%, 3/03/2028		$9,570,000	$10,033,284
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	13,146,000	14,753,800
Republic of Cote d'Ivoire, 5.75%, 12/31/2032		$10,873,830	10,616,664
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		9,756,000	9,838,497
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	16,476,000	18,686,029
			$63,928,274
Croatia – 0.4%
Republic of Croatia, 6.375%, 3/24/2021		$7,600,000	$7,761,500
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,472,000	2,727,407
Republic of Croatia, 5.5%, 4/04/2023		15,939,000	17,585,818
			$28,074,725
Dominican Republic – 2.0%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$5,133,000	$4,683,914
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		16,579,000	17,097,094
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	7,939,594
Dominican Republic, 5.95%, 1/25/2027		5,200,000	5,668,052
Dominican Republic, 6%, 7/19/2028		3,422,000	3,764,234
Dominican Republic, 4.5%, 1/30/2030 (n)		9,638,000	9,710,381
Dominican Republic, 4.875%, 9/23/2032 (n)		27,038,000	27,443,840
Dominican Republic, 6.5%, 2/15/2048 (n)		2,821,000	2,898,606
Dominican Republic, 6.5%, 2/15/2048		6,162,000	6,331,517
Dominican Republic, 6.4%, 6/05/2049		8,541,000	8,669,969

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – continued
Dominican Republic, 5.875%, 1/30/2060 (n)		$35,792,000	$34,181,360
Dominican Republic, 5.875%, 1/30/2060		20,856,000	19,917,480
			$148,306,041
Ecuador – 0.6%
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021 (z)		$2,522,333	$2,276,406
Republic of Ecuador, 0%, 7/31/2030 (n)		3,755,367	1,708,730
Republic of Ecuador, 0.5%, 7/31/2035 (n)		58,023,155	31,695,148
Republic of Ecuador, 0.5%, 7/31/2040 (n)		17,307,161	8,567,218
			$44,247,502
Egypt – 2.8%
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		$13,424,000	$13,809,671
Arab Republic of Egypt, 7.5%, 1/31/2027		6,434,000	6,818,496
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		15,793,000	15,875,124
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		15,396,000	16,001,063
Arab Republic of Egypt, 7.6%, 3/01/2029		9,652,000	10,031,324
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	14,702,619
Arab Republic of Egypt, 6.375%, 4/11/2031		1,800,000	2,003,082
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$16,016,000	15,626,939
Arab Republic of Egypt, 7.052%, 1/15/2032		7,388,000	7,208,531
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		24,281,000	24,562,660
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		12,505,000	12,416,439
Arab Republic of Egypt, 8.5%, 1/31/2047		32,993,000	32,759,343
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		12,828,000	12,911,382
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		19,602,000	19,784,299
			$204,510,972
El Salvador – 0.2%
Republic of El Salvador, 7.124%, 1/20/2050 (n)		$4,515,000	$3,352,387
Republic of El Salvador, 7.124%, 1/20/2050		14,384,000	10,680,120
			$14,032,507
Gabon – 0.1%
Gabonese Republic, 6.625%, 2/06/2031 (n)		$9,848,000	$8,780,013
Ghana – 0.3%
Republic of Ghana, 10.75%, 10/14/2030		$4,994,000	$6,114,793
Republic of Ghana, 7.875%, 2/11/2035 (n)		15,410,000	13,657,113
			$19,771,906
Guatemala – 1.9%
Central American Bottling Corp., 5.75%, 1/31/2027		$2,300,000	$2,409,250
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		28,087,000	29,421,132
Comcel Trust, 6.875%, 2/06/2024 (n)		5,755,000	5,884,488
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	11,294,060
Energuate Trust, 5.875%, 5/03/2027		11,750,000	12,102,617
Republic of Guatemala, 4.875%, 2/13/2028		2,670,000	2,997,102
Republic of Guatemala, 4.9%, 6/01/2030 (n)		10,066,000	11,399,745
Republic of Guatemala, 4.9%, 6/01/2030		27,470,000	31,109,775
Republic of Guatemala, 5.375%, 4/24/2032 (n)		9,775,000	11,513,972
Republic of Guatemala, 6.125%, 6/01/2050 (n)		15,352,000	18,913,818
			$137,045,959
Honduras – 0.1%
Government of Honduras, 5.625%, 6/24/2030 (n)		$4,644,000	$5,120,010

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 0.7%
Hungarian Development Bank PLC, 1.375%, 6/24/2025	EUR	15,255,000	$18,267,190
Republic of Hungary, 5.375%, 2/21/2023		$12,632,000	13,933,475
Republic of Hungary, 1.625%, 4/28/2032	EUR	5,427,000	6,775,636
Republic of Hungary, 1.75%, 6/05/2035		11,821,000	14,825,210
			$53,801,511
India – 2.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$25,966,000	$28,043,280
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		15,873,235	16,041,729
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		12,592,000	12,874,816
Azure Power Energy Ltd., 5.5%, 11/03/2022		10,458,000	10,692,887
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		5,539,000	5,582,758
Export-Import Bank of India, 3.375%, 8/05/2026		3,563,000	3,756,613
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		6,000,000	5,938,884
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		5,391,000	5,557,043
Muthoot Finance Ltd., 4.4%, 9/02/2023 (z)		16,008,000	15,935,004
Muthoot Finance Ltd., 4.4%, 9/02/2023		1,300,000	1,294,072
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		9,424,000	9,222,911
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		13,088,000	13,359,944
ReNew Power Private Ltd., 5.875%, 3/05/2027		3,300,000	3,368,568
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		8,686,000	8,316,298
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		8,525,000	8,162,151
State Bank of India (London), 3.25%, 1/24/2022		13,506,000	13,766,046
			$161,913,004
Indonesia – 8.1%
Bank Mandiri, 3.75%, 4/11/2024		$2,545,000	$2,666,921
Bank Mandiri, 4.75%, 5/13/2025		17,968,000	19,744,369
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,834,925
Listrindo Capital B.V., 4.95%, 9/14/2026		10,279,000	10,535,975
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		6,204,000	5,462,622
Perusahaan Penerbit SBSN Indonesia III, 2.3%, 6/23/2025 (n)		11,155,000	11,559,369
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		17,504,000	18,007,590
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		8,215,000	8,892,737
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)		16,823,000	19,165,156
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		5,103,000	5,913,196
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		8,932,000	9,601,900
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060 (n)		17,076,000	16,862,991
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		900,000	888,773
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		4,453,000	4,931,698
Republic of Indonesia, 3.375%, 4/15/2023		30,254,000	31,953,783
Republic of Indonesia, 5.375%, 10/17/2023 (n)		10,156,000	11,435,447
Republic of Indonesia, 5.875%, 1/15/2024		24,367,000	27,936,278
Republic of Indonesia, 5.875%, 1/15/2024 (n)		868,000	995,145
Republic of Indonesia, 4.45%, 2/11/2024		12,824,000	14,181,036
Republic of Indonesia, 4.125%, 1/15/2025		25,012,000	27,837,041
Republic of Indonesia, 4.125%, 1/15/2025 (n)		5,055,000	5,625,949
Republic of Indonesia, 4.75%, 1/08/2026 (n)		2,776,000	3,209,639
Republic of Indonesia, 4.75%, 1/08/2026		21,710,000	25,101,319
Republic of Indonesia, 5.5%, 4/15/2026	IDR	147,824,000,000	10,076,269
Republic of Indonesia, 4.35%, 1/08/2027 (n)		$14,417,000	16,487,714
Republic of Indonesia, 4.35%, 1/08/2027		17,807,000	20,364,619
Republic of Indonesia, 3.5%, 1/11/2028		40,481,000	44,207,681
Republic of Indonesia, 4.1%, 4/24/2028		19,811,000	22,485,581
Republic of Indonesia, 3.4%, 9/18/2029		22,039,000	24,090,170
Republic of Indonesia, 2.85%, 2/14/2030		12,997,000	13,664,350

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 6.5%, 2/15/2031	IDR	147,687,000,000	$10,019,960
Republic of Indonesia, 5.25%, 1/17/2042		$9,124,000	11,473,612
Republic of Indonesia, 4.625%, 4/15/2043		38,756,000	45,294,681
Republic of Indonesia, 5.125%, 1/15/2045		14,139,000	17,731,902
Republic of Indonesia, 4.35%, 1/11/2048		24,080,000	27,832,029
Republic of Indonesia, 4.2%, 10/15/2050		3,348,000	3,859,684
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		4,370,000	4,020,605
Saka Energi Indonesia PT, 4.45%, 5/05/2024		200,000	184,009
Star Energy Co., 4.85%, 10/14/2038 (n)		14,528,000	14,887,404
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		15,638,494	17,229,495
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		3,765,864	4,148,989
			$595,402,613
Israel – 0.7%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$7,801,000	$7,866,934
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		16,167,000	16,713,445
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		2,756,000	2,838,680
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		25,881,000	26,561,670
			$53,980,729
Jamaica – 1.2%
Government of Jamaica, 6.75%, 4/28/2028		$2,057,000	$2,365,571
Government of Jamaica, 8%, 3/15/2039		33,733,000	44,864,890
Government of Jamaica, 7.875%, 7/28/2045		32,654,000	42,531,835
			$89,762,296
Jordan – 0.4%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		$27,337,000	$27,510,143
Kazakhstan – 2.6%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$37,987,000	$39,753,396
JSC Kazkommertsbank, 5.5%, 12/21/2022		22,742,139	22,721,034
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		16,229,000	19,358,925
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		2,262,000	3,005,194
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		2,133,000	2,833,810
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		35,687,000	38,876,704
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,922,000	3,108,131
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		34,795,000	37,011,442
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		26,784,000	27,096,676
			$193,765,312
Kenya – 1.0%
Republic of Kenya, 6.875%, 6/24/2024		$5,388,000	$5,701,959
Republic of Kenya, 7%, 5/22/2027 (n)		2,830,000	2,940,059
Republic of Kenya, 7%, 5/22/2027		15,612,000	16,219,151
Republic of Kenya, 7.25%, 2/28/2028		11,623,000	12,148,778
Republic of Kenya, 8%, 5/22/2032 (n)		11,537,000	12,103,697
Republic of Kenya, 8%, 5/22/2032		25,246,000	26,486,083
			$75,599,727
Kuwait – 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		$21,764,000	$23,263,148
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		5,913,000	7,030,427
			$30,293,575

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Macau – 0.2%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		$17,800,000	$18,144,608
Malaysia – 0.4%
GOHL Capital Ltd., 4.25%, 1/24/2027		$11,005,000	$10,833,874
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		20,548,000	22,865,819
			$33,699,693
Mexico – 7.0%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$14,177,000	$15,616,107
CEMEX S.A.B. de C.V., 5.2%, 9/17/2030 (n)		12,292,000	12,985,146
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050		5,656,000	5,895,654
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		5,777,000	6,441,413
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,561,109
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		3,221,000	3,333,767
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	9,982,926
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		10,649,000	10,670,298
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		12,497,000	11,909,641
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		2,600,000	2,477,800
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		20,341,000	20,107,079
Petroleos Mexicanos, 4.5%, 1/23/2026		8,578,000	7,564,080
Petroleos Mexicanos, 6.875%, 8/04/2026		11,200,000	10,750,880
Petroleos Mexicanos, 6.49%, 1/23/2027		37,291,000	34,755,212
Petroleos Mexicanos, 6.5%, 3/13/2027		20,863,000	19,376,511
Petroleos Mexicanos, 5.35%, 2/12/2028		28,902,000	24,687,799
Petroleos Mexicanos, 6.84%, 1/23/2030		53,793,000	48,090,942
Petroleos Mexicanos, 5.95%, 1/28/2031		35,976,000	30,111,912
Petroleos Mexicanos, 6.5%, 6/02/2041		19,503,000	15,095,322
Petroleos Mexicanos, 6.75%, 9/21/2047		37,165,000	28,850,818
Petroleos Mexicanos, 7.69%, 1/23/2050		34,849,000	28,957,080
Petroleos Mexicanos, 6.95%, 1/28/2060		7,900,000	6,177,800
United Mexican States, 4.125%, 1/21/2026		6,776,000	7,538,368
United Mexican States, 4.15%, 3/28/2027		9,827,000	10,944,920
United Mexican States, 3.75%, 1/11/2028		9,886,000	10,697,838
United Mexican States, 4.5%, 4/22/2029		18,041,000	20,458,494
United Mexican States, 3.25%, 4/16/2030		31,746,000	32,802,507
United Mexican States, 4.75%, 4/27/2032		39,134,000	44,769,296
United Mexican States, 4.5%, 1/31/2050		9,820,000	10,593,423
United Mexican States, 5%, 4/27/2051		17,827,000	20,349,520
			$517,553,662
Morocco – 0.7%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,411,000	$7,752,454
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	15,608,000	18,022,522
Kingdom of Morocco, 5.5%, 12/11/2042		$5,428,000	6,523,848
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 4.5%, 10/22/2025		13,431,000	14,201,590
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		3,378,000	4,231,350
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		2,259,000	2,829,669
			$53,561,433
Nigeria – 0.6%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$195
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	3,936
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	1,506
Federal Republic of Nigeria, 7.875%, 2/16/2032		21,447,000	20,779,998
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		2,136,000	1,962,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Nigeria – continued
Federal Republic of Nigeria, 7.696%, 2/23/2038	$20,867,000	$19,174,686
		$41,923,092
Pakistan – 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027	$7,104,000	$6,945,552
Panama – 2.7%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036	$3,782,000	$4,198,058
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)	23,142,245	25,778,379
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048	12,245,628	13,640,527
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	21,349,000	22,623,322
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	12,229,000	15,301,659
Autoridad del Canal de Panama, 4.95%, 7/29/2035	4,174,000	5,222,759
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)	2,831,000	2,812,712
Cable Onda S.A., 4.5%, 1/30/2030 (n)	12,908,000	13,585,670
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	20,189,000	23,508,273
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	5,100,000	5,938,491
Panama Canal Railway Co., 7%, 11/01/2026	3,550,518	3,621,564
Panama Canal Railway Co., 7%, 11/01/2026 (n)	704,670	718,770
Republic of Panama, 3.75%, 4/17/2026	19,730,000	21,316,292
Republic of Panama, 3.16%, 1/23/2030	6,077,000	6,631,587
Republic of Panama, 2.252%, 9/29/2032	13,583,000	13,813,911
Republic of Panama, 4.5%, 4/01/2056	17,522,000	21,552,060
		$200,264,034
Paraguay – 1.5%
Republic of Paraguay, 5%, 4/15/2026	$12,178,000	$13,840,419
Republic of Paraguay, 4.95%, 4/28/2031 (n)	20,766,000	24,192,390
Republic of Paraguay, 4.95%, 4/28/2031	6,252,000	7,283,580
Republic of Paraguay, 6.1%, 8/11/2044	11,559,000	14,934,228
Republic of Paraguay, 5.6%, 3/13/2048 (n)	10,688,000	13,157,035
Republic of Paraguay, 5.6%, 3/13/2048	15,785,000	19,431,493
Republic of Paraguay, 5.4%, 3/30/2050 (n)	9,043,000	10,987,245
Republic of Paraguay, 5.4%, 3/30/2050	3,100,000	3,766,500
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	4,583,000	4,878,603
		$112,471,493
Peru – 3.0%
Camposol S.A., 6%, 2/03/2027 (n)	$13,672,000	$14,458,140
Camposol S.A., 6%, 2/03/2027	3,500,000	3,701,250
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)	12,859,000	15,270,191
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034	4,416,000	5,244,044
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 2.4%, 9/28/2027 (n)	13,218,000	13,429,488
Corporacion Lindley S.A., 6.75%, 11/23/2021	2,163,000	2,219,779
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,338,750	1,373,892
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	4,192,000	4,380,682
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	13,210,000	13,969,575
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028	17,638,000	17,682,095
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024	1,138,613	1,232,549
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)	69,315	75,033
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	20,551,000	21,451,134
Inkia Energy Ltd., 5.875%, 11/09/2027	250,000	260,950
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	14,196,000	14,378,844
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)	1,467,073	1,773,325
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	6,346,446	7,671,266
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	11,725,000	12,821,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Peru LNG, 5.375%, 3/22/2030 (n)		$15,323,000	$11,722,095
Peru LNG, 5.375%, 3/22/2030		12,629,000	9,661,185
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		9,126,000	9,949,165
Petroleos del Peru S.A., 4.75%, 6/19/2032		13,334,000	14,536,727
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		1,088,000	1,249,078
Petroleos del Peru S.A., 5.625%, 6/19/2047		755,000	866,778
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		15,292,000	15,430,087
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		3,300,000	3,329,799
			$218,138,439
Poland – 0.3%
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$10,399,000	$10,528,988
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	11,980,000	13,987,389
			$24,516,377
Qatar – 3.6%
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		$10,401,000	$10,871,753
State of Qatar, 3.4%, 4/16/2025 (n)		7,147,000	7,839,387
State of Qatar, 4.5%, 4/23/2028		13,415,000	16,064,892
State of Qatar, 4%, 3/14/2029 (n)		25,527,000	29,898,090
State of Qatar, 4%, 3/14/2029		14,640,000	17,146,866
State of Qatar, 3.75%, 4/16/2030 (n)		22,289,000	25,877,351
State of Qatar, 3.75%, 4/16/2030		24,080,000	27,956,687
State of Qatar, 5.103%, 4/23/2048 (n)		18,359,000	25,310,452
State of Qatar, 5.103%, 4/23/2048		17,813,000	24,557,714
State of Qatar, 4.817%, 3/14/2049 (n)		23,600,000	31,426,940
State of Qatar, 4.817%, 3/14/2049		14,700,000	19,575,255
State of Qatar, 4.4%, 4/16/2050 (n)		22,509,000	28,652,607
			$265,177,994
Romania – 0.4%
Republic of Romania, 3.624%, 5/26/2030 (n)	EUR	5,520,000	$7,370,054
Republic of Romania, 2.124%, 7/16/2031 (n)		9,682,000	11,417,094
Republic of Romania, 2%, 1/28/2032		1,500,000	1,746,895
Republic of Romania, 2%, 1/28/2032 (n)		8,424,000	9,810,561
			$30,344,604
Russia – 3.9%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$6,615,000	$7,370,433
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		21,822,000	21,756,534
Russian Federation, 4.75%, 5/27/2026		11,600,000	13,253,000
Russian Federation, 4.25%, 6/23/2027		67,200,000	75,458,073
Russian Federation, 4.25%, 6/23/2027 (n)		13,400,000	15,046,699
Russian Federation, 4.375%, 3/21/2029 (n)		21,600,000	24,663,182
Russian Federation, 4.375%, 3/21/2029		53,000,000	60,516,142
Russian Federation, 5.1%, 3/28/2035		23,000,000	27,945,000
Russian Federation, 5.1%, 3/28/2035 (n)		28,400,000	34,506,000
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		2,460,000	2,479,208
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030		5,851,000	5,896,685
			$288,890,956
Rwanda – 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$13,494,000	$14,127,759

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – 1.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$8,062,000	$7,895,923
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		15,455,000	14,625,449
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		17,665,000	21,354,159
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		20,200,000	26,710,702
Saudi Arabian Oil Co., 3.5%, 4/16/2029		9,381,000	10,349,938
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		21,243,000	24,229,738
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		12,120,000	14,500,877
			$119,666,786
Senegal – 0.4%
Republic of Senegal, 6.25%, 5/23/2033		$23,127,000	$23,520,159
Republic of Senegal, 6.75%, 3/13/2048		6,696,000	6,539,983
			$30,060,142
Serbia – 0.8%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	21,296,000	$26,949,531
Republic of Serbia, 1.5%, 6/26/2029 (n)		11,967,000	13,585,588
Republic of Serbia, 1.5%, 6/26/2029		14,994,000	17,022,003
			$57,557,122
Singapore – 0.5%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$16,078,000	$16,031,701
Puma International Financing S.A., 5%, 1/24/2026		9,156,000	7,530,809
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	11,070,849
			$34,633,359
South Africa – 1.5%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$24,226,000	$22,641,426
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		19,582,000	20,219,590
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		3,700,000	3,820,472
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		6,096,000	5,791,200
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)		6,473,000	2,783,390
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)		4,756,000	2,045,080
Republic of South Africa, 4.85%, 9/27/2027		5,904,000	6,000,058
Republic of South Africa, 4.3%, 10/12/2028		7,380,000	7,167,456
Republic of South Africa, 4.85%, 9/30/2029		25,663,000	25,446,148
Republic of South Africa, 5.75%, 9/30/2049		19,485,000	17,547,801
			$113,462,621
South Korea – 0.2%
Kookmin Bank, 2.5%, 11/04/2030 (n)		$11,754,000	$11,755,516
Sri Lanka – 0.3%
Republic of Sri Lanka, 5.75%, 1/18/2022		$3,500,000	$2,345,000
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		2,109,000	1,159,867
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		3,554,000	1,901,390
Republic of Sri Lanka, 7.85%, 3/14/2029		8,614,000	4,608,490
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,363,934
Republic of Sri Lanka, 7.55%, 3/28/2030		14,242,000	7,546,996
			$19,925,677
Supranational – 0.3%
West African Development Bank, 4.7%, 10/22/2031		$2,500,000	$2,625,000
West African Development Bank, 4.7%, 10/22/2031 (n)		16,244,000	17,056,200
			$19,681,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Thailand – 0.3%
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)	$6,575,000	$6,373,993
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	19,073,000	17,569,476
		$23,943,469
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$9,079,000	$8,443,470
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	4,956,000	4,609,080
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	8,710,000	8,056,750
		$21,109,300
Turkey – 3.2%
Export Credit Bank of Turkey, 5%, 9/23/2021	$12,585,000	$12,459,150
Export Credit Bank of Turkey, 5.375%, 10/24/2023	14,943,000	14,106,192
Export Credit Bank of Turkey, 6.125%, 5/03/2024	7,963,000	7,592,067
Republic of Turkey, 6.25%, 9/26/2022	7,094,000	7,109,749
Republic of Turkey, 7.25%, 12/23/2023	14,392,000	14,686,892
Republic of Turkey, 5.75%, 3/22/2024	6,844,000	6,653,874
Republic of Turkey, 6.35%, 8/10/2024	13,024,000	12,825,905
Republic of Turkey, 5.6%, 11/14/2024	31,448,000	30,187,564
Republic of Turkey, 4.25%, 3/13/2025	29,249,000	26,653,151
Republic of Turkey, 6.375%, 10/14/2025	20,749,000	20,282,147
Republic of Turkey, 4.875%, 10/09/2026	26,409,000	23,825,672
Republic of Turkey, 6%, 3/25/2027	13,951,000	13,160,676
Republic of Turkey, 5.125%, 2/17/2028	30,239,000	26,855,861
Republic of Turkey, 6.125%, 10/24/2028	8,389,000	7,822,742
Republic of Turkey, 5.25%, 3/13/2030	16,897,000	14,700,390
		$238,922,032
Ukraine – 3.4%
Biz Finance PLC (Ukraine), 9.625%, 4/27/2022	$1,258,750	$1,290,017
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025	12,082,000	12,408,214
Government of Ukraine, 7.75%, 9/01/2023	8,207,000	8,535,280
Government of Ukraine, 7.75%, 9/01/2024	7,380,000	7,629,075
Government of Ukraine, 7.75%, 9/01/2025	24,421,000	24,972,915
Government of Ukraine, 7.75%, 9/01/2026	15,204,000	15,363,642
Government of Ukraine, 7.75%, 9/01/2027	27,219,000	27,389,119
Government of Ukraine, 7.375%, 9/25/2032	22,154,000	21,219,987
Government of Ukraine, 7.253%, 3/15/2033 (n)	22,312,000	20,945,524
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040	58,793,000	50,783,042
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	22,218,000	20,757,373
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	5,685,000	5,311,264
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023	3,500,000	3,569,300
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	14,142,150	14,410,851
Ukrainian Railways Co., 8.25%, 7/09/2024	14,341,000	14,233,442
		$248,819,045
United Arab Emirates – 4.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$26,636,000	$31,732,532
DP World Salaam (United Arab Emirates), 6% to 1/1/2026, FLR (CMT - 5yr. + 5.75%) to 1/1/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	23,174,000	24,274,765
Emirate of Abu Dhabi, 2.5%, 9/30/2029 (n)	38,992,000	41,473,841
Emirate of Abu Dhabi, 1.7%, 3/02/2031 (n)	29,114,000	28,750,075
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)	13,684,000	14,416,094
Emirate of Abu Dhabi, 3.875%, 4/16/2050 (n)	10,600,000	12,583,260
Emirate of Abu Dhabi, 2.7%, 9/02/2070 (n)	22,453,000	20,516,653
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	11,649,000	13,483,718
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	300,000	347,250

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
Finance Department Government of Sharjah, 4%, 7/28/2050 (n)		$11,245,000	$11,189,225
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		25,980,000	25,817,625
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		26,447,000	26,248,383
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)		19,481,000	19,140,082
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		5,603,000	5,546,970
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		4,526,000	4,480,740
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		23,482,000	24,574,289
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		23,742,000	25,249,095
			$329,824,597
United States – 1.3%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$6,665,000	$6,716,358
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		6,913,000	7,262,970
JBS Investments II GmbH, 5.75%, 1/15/2028		10,190,000	10,705,869
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		9,261,000	10,408,253
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		12,777,000	17,483,028
U.S. Treasury Bonds, 2.5%, 2/15/2046		33,736,600	40,427,253
			$93,003,731
Uruguay – 1.7%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	444,836,000	$10,839,195
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$42,540,000	51,367,475
Oriental Republic of Uruguay, 5.1%, 6/18/2050		5,982,000	7,992,012
Oriental Republic of Uruguay, 4.975%, 4/20/2055		32,870,000	43,388,400
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	413,973,847	11,032,847
			$124,619,929
Uzbekistan – 0.3%
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		$20,803,000	$21,271,067
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$924,516
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	1,609,759
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	3,064,152
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	771,803
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	6,293,873
			$12,664,103
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$20,593,000	$20,965,459
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		3,700,000	3,766,921
Socialist Republic of Vietnam, 4.8%, 11/19/2024		38,607,000	43,043,480
			$67,775,860
Zambia – 0.5%
First Quantum Minerals Ltd., 7.25%, 4/01/2023		$7,371,000	$7,407,855
First Quantum Minerals Ltd., 7.5%, 4/01/2025		9,388,000	9,434,940
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		22,798,000	22,740,777
			$39,583,572
Total Bonds			$6,646,837,769
Common Stocks – 0.1%
Canada – 0.0%
Frontera Energy Corp.		254,348	$406,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Mexico – 0.1%
ICA Tenedora, S.A. de C.V. (a)	2,525,968	$4,572,287
Total Common Stocks		$4,979,244
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	444,716,729	$444,716,729

Other Assets, Less Liabilities – 3.8%		278,134,453
Net Assets – 100.0%		$7,374,668,195
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $444,716,729 and $6,651,817,013, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,701,929,798, representing 36.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/1/12-8/22/12	$7,807,188	$3,936
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,764,034	1,506
Muthoot Finance Ltd., 4.4%, 9/02/2023	5/8/20	15,937,550	15,935,004
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021	12/4/17	2,444,844	2,276,406
Stoneway Capital Corp., 10%, 3/01/2027	2/10/17-10/1/18	13,012,046	4,459,902
Total Restricted Securities			$22,676,754
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	62,031,000	USD	9,201,134	HSBC Bank	1/15/2021	$13,060
KRW	7,420,383,000	USD	6,258,335	Barclays Bank PLC	11/03/2020	281,176
KRW	3,674,001,000	USD	3,099,638	Goldman Sachs International	11/06/2020	138,150
KRW	4,322,454,000	USD	3,646,348	JPMorgan Chase Bank N.A.	11/03/2020	162,988
KRW	3,658,249,000	USD	3,084,787	JPMorgan Chase Bank N.A.	11/06/2020	139,119
MXN	217,379,000	USD	10,054,729	Citibank N.A.	1/15/2021	111,697
MXN	147,128,000	USD	6,801,725	Goldman Sachs International	1/15/2021	79,187
MXN	82,332,000	USD	3,846,298	Merrill Lynch International	1/15/2021	4,222
MXN	135,877,000	USD	6,305,502	State Street Bank Corp.	1/15/2021	49,221
USD	1,181,479	COP	4,410,461,000	Barclays Bank PLC	11/04/2020	41,928
USD	4,626,559	COP	17,289,453,000	Citibank N.A.	11/04/2020	159,405
USD	5,623,837	COP	21,699,914,000	JPMorgan Chase Bank N.A.	11/04/2020	17,132
USD	3,647,385	CZK	85,169,000	BNP Paribas S.A.	1/15/2021	1,343
USD	2,680,151	CZK	62,586,000	HSBC Bank	1/15/2021	876
USD	20,735,330	EUR	17,581,121	Barclays Bank PLC	1/15/2021	222,405
USD	148,250,861	EUR	125,868,326	Citibank N.A.	1/15/2021	1,392,907
USD	11,536,337	EUR	9,825,763	Goldman Sachs International	1/15/2021	72,042
USD	12,783,528	EUR	10,853,276	HSBC Bank	1/15/2021	120,375
USD	2,525,585	EUR	2,157,609	JPMorgan Chase Bank N.A.	1/15/2021	8,175
USD	520,373	EUR	443,211	Merrill Lynch International	1/15/2021	3,253
USD	9,926,440	EUR	8,426,949	Morgan Stanley Capital Services, Inc.	1/15/2021	94,225
USD	14,357,727	EUR	12,199,010	State Street Bank Corp.	1/15/2021	124,427
USD	6,564,387	KRW	7,420,383,000	Barclays Bank PLC	11/03/2020	24,876
USD	3,823,827	KRW	4,322,454,000	JPMorgan Chase Bank N.A.	11/03/2020	14,491
USD	3,096,444	TRY	25,380,000	HSBC Bank	1/15/2021	176,500
USD	2,690,374	TRY	22,470,000	JPMorgan Chase Bank N.A.	1/15/2021	105,223
USD	4,418,692	TRY	35,517,000	JPMorgan Chase Bank N.A.	11/23/2020	224,820
USD	2,311,327	TRY	18,954,000	UBS AG	1/15/2021	130,688
						$3,913,911
Liability Derivatives
COP	4,410,461,000	USD	1,143,033	Barclays Bank PLC	11/04/2020	$(3,482)
COP	17,289,453,000	USD	4,480,804	Citibank N.A.	11/04/2020	(13,650)
COP	21,699,914,000	USD	5,766,269	JPMorgan Chase Bank N.A.	11/04/2020	(159,564)
CZK	304,224,000	USD	13,066,470	Citibank N.A.	1/15/2021	(42,794)
EUR	5,687,918	USD	6,670,324	Citibank N.A.	1/15/2021	(33,897)
INR	257,388,000	USD	3,472,351	Barclays Bank PLC	12/01/2020	(7,687)
INR	964,694,000	USD	13,061,116	JPMorgan Chase Bank N.A.	12/01/2020	(75,504)
KRW	11,921,931,000	USD	10,546,648	JPMorgan Chase Bank N.A.	11/03/2020	(39,967)
MXN	135,854,000	USD	6,362,043	HSBC Bank	1/15/2021	(8,396)
RUB	256,806,000	USD	3,310,209	Barclays Bank PLC	11/09/2020	(79,609)
RUB	259,413,000	USD	3,341,661	Goldman Sachs International	11/09/2020	(78,265)
RUB	780,869,000	USD	9,958,794	JPMorgan Chase Bank N.A.	11/09/2020	(135,523)
RUB	258,206,000	USD	3,356,114	JPMorgan Chase Bank N.A.	11/13/2020	(109,215)
RUB	158,747,000	USD	1,998,326	JPMorgan Chase Bank N.A.	11/30/2020	(5,534)
TRY	80,140,000	USD	9,906,064	JPMorgan Chase Bank N.A.	1/15/2021	(686,038)
TRY	78,501,000	USD	9,911,663	JPMorgan Chase Bank N.A.	11/23/2020	(642,212)
USD	6,686,738	CZK	156,468,000	JPMorgan Chase Bank N.A.	1/15/2021	(11,578)
USD	20,292,900	IDR	299,015,881,500	Merrill Lynch International	11/30/2020	(101,178)
USD	10,128,223	KRW	11,921,931,000	JPMorgan Chase Bank N.A.	11/03/2020	(378,458)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	6,072,289	KRW	7,153,156,000	JPMorgan Chase Bank N.A.	11/06/2020	$(231,575)
						$(2,844,126)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	262	$45,186,812	December – 2020	$(1,057,118)
U.S. Treasury Ultra Bond	Long	USD	195	41,925,000	December – 2020	(1,442,149)
Euro-Bobl 5 yr	Short	EUR	57	9,019,737	December – 2020	(48,595)
Euro-Bund 10 yr	Short	EUR	621	127,400,082	December – 2020	(1,614,303)
Euro-OAT 10 yr	Short	EUR	63	12,481,473	December – 2020	(173,309)
						$(4,335,474)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(140,684)	$(543,774)	$(684,458)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2020, the fund had cash collateral of $2,290,000 and other liquid securities with an aggregate value of $5,998,715 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$4,572,287	$—	$4,572,287
Canada	406,957	—	—	406,957
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	57,910,282	—	57,910,282
Non - U.S. Sovereign Debt	—	4,998,766,252	—	4,998,766,252
U.S. Corporate Bonds	—	35,093,450	—	35,093,450
Foreign Bonds	—	1,555,067,785	—	1,555,067,785
Mutual Funds	444,716,729	—	—	444,716,729
Total	$445,123,686	$6,651,410,056	$—	$7,096,533,742
Other Financial Instruments
Futures Contracts – Liabilities	$(4,335,474)	$—	$—	$(4,335,474)
Forward Foreign Currency Exchange Contracts – Assets	—	3,913,911	—	3,913,911
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,844,126)	—	(2,844,126)
Swap Agreements – Liabilities	—	(684,458)	—	(684,458)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$333,386,807	$854,008,762	$742,645,505	$(5,606)	$(27,729)	$444,716,729
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$117,321	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2020, are as follows:
United States	12.1%
Indonesia	8.2%
Mexico	7.2%
China	5.4%
United Arab Emirates	4.5%
Russia	4.0%
Qatar	3.6%
Ukraine	3.4%
Turkey	3.3%
Other Countries	48.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.